Debentures (Tables)	12 Months Ended
Dec. 31, 2025
Debentures [Abstract]
Schedule of Activity Related to the Debentures

The following is a summary of activity related to the debentures for the years ended December 31, 2025 and , 2024:

As of January 1, 2024	51,197
Interest incurred	8,816
Principal payments	(11,312)
Interest payments	(7,961)
As of December 31, 2024	40,740
Interest incurred	4,809
Principal payments	(31,911)
Interest payments	(5,646)
As of December 31, 2025	7,992

Schedule of Total Debentures Outstanding	The Exposure Premium fair value considers a cap for the liquidity event or early redemption according to the following criteria:
Liquidity Event Date or Early Redemption Date	Cap Applied to Total Debentures Outstanding (%)
From May 14, 2023 (inclusive) to May 14, 2024 (exclusive)	45.00%
From May 14, 2024 (inclusive) to May 14, 2031	50.00%